WARRANTS (Details) - USD ($)	1 Months Ended	9 Months Ended
	Oct. 31, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 12, 2018	Jun. 12, 2018
ClassOfWarrantOrRightLineItems
Warrants to purchase shares						300,000
Class of warrants outstanding		225,076
Penny Warrants
ClassOfWarrantOrRightLineItems
Warrants to purchase shares					300,000
Exercise price of warrants (in dollars per share)					$ 0.01	$ 0.01
Warrants exercised		300,000
Warrants outstanding			$ 300,000
Series D preferred warrants
ClassOfWarrantOrRightLineItems
Warrants to purchase shares						5,320,038
Exercise price of warrants (in dollars per share)		$ 0.01	$ 0.01	$ 6.58		$ 6.58
Warrants exercised	5,320,038
Proceeds from exercise of warrants	$ 35,000,000	$ 3,000
Class of warrants outstanding			0
Warrants outstanding			$ 3,000,000